Expense Example, No Redemption (dei_DocumentInformationDocumentAxis, USD $)	0 Months Ended
May 01, 2013
(Columbia Acorn Fund) | Class B Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 175
Expense Example, No Redemption, 3 Years	542
Expense Example, No Redemption, 5 Years	933
Expense Example, No Redemption, 10 Years	1,866
(Columbia Acorn Fund) | Class C Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	184
Expense Example, No Redemption, 3 Years	569
Expense Example, No Redemption, 5 Years	980
Expense Example, No Redemption, 10 Years	2,127
(Columbia Acorn European Fund) | Class C Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	253
Expense Example, No Redemption, 3 Years	2,370
Expense Example, No Redemption, 5 Years	4,241
Expense Example, No Redemption, 10 Years	8,025
(Columbia Acorn Emerging Markets Fund) | Class C Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	263
Expense Example, No Redemption, 3 Years	1,550
Expense Example, No Redemption, 5 Years	2,802
Expense Example, No Redemption, 10 Years	5,784
(Columbia Acorn International) | Class B Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	207
Expense Example, No Redemption, 3 Years	640
Expense Example, No Redemption, 5 Years	1,098
Expense Example, No Redemption, 10 Years	2,181
(Columbia Acorn International) | Class C Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	208
Expense Example, No Redemption, 3 Years	643
Expense Example, No Redemption, 5 Years	1,103
Expense Example, No Redemption, 10 Years	2,379
(Columbia Acorn International Select) | Class B Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	219
Expense Example, No Redemption, 3 Years	676
Expense Example, No Redemption, 5 Years	1,159
Expense Example, No Redemption, 10 Years	2,328
(Columbia Acorn International Select) | Class C Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	232
Expense Example, No Redemption, 3 Years	715
Expense Example, No Redemption, 5 Years	1,225
Expense Example, No Redemption, 10 Years	2,626
(Columbia Acorn Select) | Class B Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	198
Expense Example, No Redemption, 3 Years	612
Expense Example, No Redemption, 5 Years	1,052
Expense Example, No Redemption, 10 Years	2,120
(Columbia Acorn Select) | Class C Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	211
Expense Example, No Redemption, 3 Years	652
Expense Example, No Redemption, 5 Years	1,119
Expense Example, No Redemption, 10 Years	2,410
(Columbia Acorn USA) | Class B Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	212
Expense Example, No Redemption, 3 Years	655
Expense Example, No Redemption, 5 Years	1,124
Expense Example, No Redemption, 10 Years	2,239
(Columbia Acorn USA) | Class C Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	208
Expense Example, No Redemption, 3 Years	643
Expense Example, No Redemption, 5 Years	1,103
Expense Example, No Redemption, 10 Years	2,379
(Columbia Thermostat Fund) | Class B Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	163
Expense Example, No Redemption, 3 Years	545
Expense Example, No Redemption, 5 Years	952
Expense Example, No Redemption, 10 Years	1,932
(Columbia Thermostat Fund) | Class C Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	188
Expense Example, No Redemption, 3 Years	600
Expense Example, No Redemption, 5 Years	1,039
Expense Example, No Redemption, 10 Years	$ 2,257